Financial assets and liabilities at fair value - Financial assets and liabilities at fair value in level 3 (Details) - Level 3 - SEK (kr) kr in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Financial assets and liabilities at fair value in level 3,
Financial assets and liabilities at fair value in level 3, at the beginning of period	kr (43,841)	kr (50,364)
Purchases		(19,074)
Settlements & sales	3,844	20,035
Gains (+) and losses (-) through profit or loss	133	(164)
Gains (+) and losses (-) in Other comprehensive income	53
Exchange-rate differences assets and liabilities	(1,337)	5,726
Financial assets and liabilities at fair value in level 3, at the end of period	(41,148)	(43,841)
Other interest-bearing securities except loans
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	0	257
Settlements & sales		(250)
Gains (+) and losses (-) through profit or loss		(6)
Exchange-rate differences		(1)
Financial assets at end of period	0	0
Financial assets and liabilities at fair value in level 3,
Exchange-rate differences assets and liabilities	139	(768)
Senior securities issued
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	(42,995)	(48,217)
Purchases liabilities		(19,077)
Settlements & sales	3,857	24,627
Gains (+) and losses (-) through profit or loss	1,382	1,044
Gains (+) and losses (-) in Other comprehensive income	53
Exchange-rate differences	(2,869)	(1,372)
Financial liabilities at end of period	(40,572)	(42,995)
Derivatives
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at end of period	(576)
Financial assets and liabilities at fair value in level 3,
Financial assets and liabilities at fair value in level 3, at the beginning of period	(846)	(2,404)
Purchases		3
Settlements & sales	(13)	(4,342)
Gains (+) and losses (-) through profit or loss	(1,249)	(1,202)
Exchange-rate differences assets and liabilities	1,532	7,099
Financial assets and liabilities at fair value in level 3, at the end of period	kr (576)	kr (846)